UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period: 4/30/11

Item 1.  Schedule of Investments.

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 99.4%
	COMMODITY FUNDS - 10.0%
712,104	PowerShares DB Gold Fund * +	$ 39,073,146

	DEBT FUNDS - 24.9%
511,447	iShares Barclays 7-10 Year Treasury Bond Fund	48,316,398
598,984	Vanguard Short-Term Bond ETF	48,385,928
		96,702,326
	EQUITY FUNDS - 46.5%
508,766	iShares Cohen & Steers Realty Majors Index Fund	37,801,314
183,300	iShares Dow Jones US Basic Materials Sector Index Fund	15,388,035
207,450	iShares Dow Jones US Industrial Sector Index Fund	15,129,329
212,800	iShares Dow Jones US Technology Sector Index Fund	14,555,520
703,250	Vanguard Mid-Cap Growth Index Fund	48,823,131
669,400	Vanguard Small-Cap Value ETF	48,946,528
		180,643,857
	FOREIGN INDEX FUNDS - 18.0%
221,150	iShares MSCI Mexico Investable Market Index Fund	14,222,157
915,149	iShares MSCI Malaysia Index Fund	13,736,386
220,450	iShares MSCI South Korea Index Fund	15,204,436
408,200	iShares MSCI Sweden Index Fund	14,576,822
300,950	Market Vectors Russia ETF	12,408,168
		70,147,969

	TOTAL EXCHANGE TRADED FUNDS (Cost $320,769,236)	386,567,298

	SHORT-TERM INVESTMENTS - 1.0%
3,696,525	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.19%** (Cost $3,696,525)	3,696,525

	TOTAL INVESTMENTS - 100.4% (Cost $324,465,761) (a)	$ 390,263,823
	OTHER ASSETS & LIABILITIES - (0.4)%	(1,532,120)
	TOTAL NET ASSETS - 100.0%	$ 388,731,703

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 66,166,448
	Unrealized Depreciation:	(368,386)
	Net Unrealized Appreciation:	$ 65,798,062

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 386,567,298	$ -	$ -	$ 386,567,298
Short-Term Investments	3,696,525	-	-	3,696,525
Total	$ 390,263,823	$ -	$ -	$ 390,263,823

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.
The Fund did not hold any Level 3 securities during the period.

Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS AND NOTES - 99.1%
	COMMODITY FUNDS - 30.8%
136,200	iPath Dow Jones - UBS Agriculture Subindex Total Return ETN *	$ 8,839,380
182,400	iPath Dow Jones - UBS Commodity Index Total Return ETN *	9,687,264
260,600	PowerShares DB Agriculture Fund *	8,876,036
305,950	PowerShares DB Commodity Index Tracking Fund *	9,759,805
295,950	PowerShares DB Silver Fund *	24,975,221
		62,137,706
	EQUITY FUNDS - 68.3%
1,298,700	First Trust Value Line 100 ETF * +	19,766,214
223,050	Powershares Active AlphaQ Fund +	6,865,479
226,050	Powershares QQQ Trust Series 1	13,366,336
469,100	SPDR Consumer Discretionary Select Sector Fund	19,036,078
240,400	SPDR Energy Select Sector Fund	19,337,776
520,650	SPDR Industrial Select Sector Fund	20,149,155
214,500	Vanguard Small-Cap Growth ETF	19,124,820
276,350	Vanguard Small-Cap Value ETF	20,206,712
		137,852,570
	TOTAL EXCHANGE TRADED
	FUNDS AND NOTES (Cost $176,925,493)	199,990,276

	SHORT-TERM INVESTMENTS - 2.6%
5,249,282	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.19%** (Cost $5,249,282)	5,249,282

	TOTAL INVESTMENTS - 101.7% (Cost $182,174,775) (a)	$ 205,239,558
	OTHER ASSETS & LIABILITIES - (1.7)%	(3,505,141)
	TOTAL NET ASSETS - 100.0%	$ 201,734,417

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 23,182,788
	Unrealized Depreciation:	(118,005)
	Net Unrealized Appreciation:	$ 23,064,783

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds and Notes	$ 199,990,276	$ -	$ -	$ 199,990,276
Short-Term Investments	5,249,282	-	-	5,249,282
Total	$ 205,239,558	$ -	$ -	$ 205,239,558

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

Arrow Managed Futures Trend Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2011 (Unaudited)
Principal		Value
STRUCTURED NOTE - 0.4%
$ 200,000	Structured Note - TVICER, 0.00% due 6/21/2011 *
	(Cost $200,000)	$ 228,188

SHORT-TERM INVESTMENTS - 98.1%
U.S. TREASURIES - 13.9%
6,000,000	United States Treasury Bills due 5/26/2011 ++	5,999,545
1,000,000	United States Treasury Bills due 6/30/2011 ++	999,941
6,999,486
Shares
MONEY MARKET FUND - 84.2%
42,527,814	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.19%** ^ ++	42,527,814

	TOTAL SHORT-TERM INVESTMENTS (Cost $49,527,300)	49,527,300

	TOTAL INVESTMENTS - 98.5% (Cost $49,727,300) (a)	$ 49,755,488
	OTHER ASSETS & LIABILITIES - 1.5%	733,863
	TOTAL NET ASSETS - 100.0%	$ 50,489,351

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 28,188
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 28,188

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.
^ All or a portion of each of these securities may be segregated as collateral for open swaps contracts.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited
Unrealized
Gain / (Loss)
LONG SWAP ++
TVICER Swap, RBS Securities, Inc. - February 28, 2012
	to receive appreciation of index plus dividends vs. depreciation of index	$ 88,304

	Total Net Unrealized Gain on Swap	$ 88,304

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Structured Notes	$ -	$ 228,188	$ -	$ 228,188
Open Swaps Contracts	-	88,304	-	88,304
Short-Term Investments	42,527,814	6,999,486	-	49,527,300
Total	$ 42,527,814	$ 7,315,978	$ -	$ 49,843,792

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Managed Futures Trend Fund ("AMFTF") with Arrow MFT Fund Limited ("AMFT-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AMFTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the AMFTF's investment objectives and policies.

AMFT-CFC utilizes commodity based derivative products to facilitate AMFTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2011	% of Fund Net Assets at April 30, 2011
AMFT-CFC	7/23/10	$9,952,313	19.71%

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2011 (Unaudited)
Shares		Value
	EXCHANGE TRADED NOTES - 3.5%
	COMMODITY - 3.5%
5,300	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 281,483
260	iPath Dow Jones-UBS Copper Subindex Total Return ETN *	14,344
2,337	iPath Dow Jones-UBS Energy Subindex Total Return ETN *	61,580
356	iPath Dow Jones-UBS Grains Subindex Total Return ETN *	19,626
375	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	11,411
511	iPath Dow Jones-UBS Precious Metals Subindex Total Return ETN *	50,217
345	iPath Dow Jones-UBS Softs Subindex Total Return ETN *	28,666

	TOTAL EXCHANGE TRADED NOTES (Cost $447,772)	467,327

	SHORT-TERM INVESTMENTS - 79.8%
10,657,899	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.19%** (Cost $10,657,899) ^ ++	10,657,899

	TOTAL INVESTMENTS - 83.3% (Cost $11,105,671) (a)	$ 11,125,226
	OTHER ASSETS & LIABILITIES - 16.7%	2,227,447
	TOTAL NET ASSETS - 100.0%	$ 13,352,673

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 22,226
	Unrealized Depreciation:	(2,671)
	Net Unrealized Appreciation:	$ 19,555

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.
^ All or a portion of each of these securities may be segregated as collateral for open futures contracts.
++ All or a portion of this investment is a holding of the ACT Fund Limited

		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS ++
9	Cocoa December 2011
	(Underlying Face Amount at Value $302,220)	$ 14,590
9	Crude Oil December 2011
	(Underlying Face Amount at Value $1,032,570)	133,190
9	Cotton December 2011
	(Underlying Face Amount at Value $589,185)	65,270
9	Corn December 2011
	(Underlying Face Amount at Value $301,275)	36,188
9	Gold December 2011
	(Underlying Face Amount at Value $1,404,000)	131,890
1	Goldman Sachs Commodity Index May 2011
	(Underlying Face Amount at Value $189,750)	3,000
9	Copper December 2011
	(Underlying Face Amount at Value $947,363)	(53,838)
9	Heating Oil December 2011
	(Underlying Face Amount at Value $1,272,424)	107,583
9	Coffee December 2011
	(Underlying Face Amount at Value $1,028,700)	183,581
9	Live Cattle December 2011
	(Underlying Face Amount at Value $442,440)	10,310
9	Lean Hogs December 2011
	(Underlying Face Amount at Value $306,810)	2,660
9	Natural Gas March 2012
	(Underlying Face Amount at Value $465,750)	12,949
9	World Sugar # 11 March 2012
	(Underlying Face Amount at Value $234,259)	(10,270)
9	Silver December 2011
	(Underlying Face Amount at Value $2,187,540)	719,939
9	Soybean November 2011
	(Underlying Face Amount at Value $618,413)	17,475
9	Wheat December 2011
	(Underlying Face Amount at Value $399,600)	(375)
9	Gasoline December 2011
	(Underlying Face Amount at Value $1,152,635)	118,461

	Net Unrealized Gain from Open Long Futures Contracts	$ 1,492,603

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 467,327	$ -	$ -	$ 467,327
Variation Margin-Open Futures Contracts	155,350	-	-	155,350
Short-Term Investments	10,657,899	-	-	10,657,899
Total	$ 11,280,576	$ -	$ -	$ 11,280,576

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Commodity Stategy Fund ("ACS") with ACT Fund Limited ("ACS-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ACS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACS's investment objectives and policies.

ACS-CFC utilizes commodity based derivative products to facilitate ACS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACS Prospectus.

A summary of the ACS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2011	% of Fund Net Assets at April 30, 2011
ACS-CFC	1/3/11	$2,506,386	18.77%

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2011 (Unaudited)
Shares		Value
	COMMON STOCKS - 8.1%^
	AIRLINES - 0.4%
16,700	AirTran Holdings, Inc. *	$ 125,417

	CHEMICALS - 0.7%
1,800	Airgas, Inc.	125,010
800	Lubrizol Corp.	107,616
		232,626
	COMMERCIAL SERVICES - 0.9%
1,600	Emergency Medical Services Corp. - Cl. A *	102,080
1,600	Pre-Paid Legal Services, Inc. *	105,520
5,900	Rural/Metro Corp. *	100,477
		308,077
	COMPUTERS - 0.3%
200	SMART Modular Technologies WWH Inc. *	1,828
3,300	SRA International, Inc. - Cl. A *	102,267
		104,095
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
10,200	TradeStation Group, Inc. *	98,430

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
12,100	Fushi Copperweld, Inc. *	97,405

	ELECTRONICS - 1.0%
1,000	Dionex Corp. *	118,350
10,400	L-1 Identity Solutions, Inc. *	121,992
5,300	LaBarge Inc. *	101,442
		341,784
	HEALTHCARE-PRODUCTS - 0.9%
3,400	American Medical Systems Holdings, Inc. *	100,300
1,300	Beckman Coulter, Inc.	107,705
5,300	Vital Images, Inc. *	98,792
		306,797
	HEALTHCARE-SERVICES - 0.3%
4,000	America Service Group, Inc.	103,200

	MACHINERY- CONSTRUCTION & MINING - 0.4%
1,400	Bucyrus International, Inc. - Cl. A	128,030

	OIL & GAS - 0.4%
6,300	EXCO Resources, Inc.	131,985

	RETAIL - 0.5%
2,000	Family Dollar Stores, Inc.	108,420
7,100	McCormick & Schmick's Seafood Restaurants, Inc. *	64,823
		173,243
	SEMICONDUCTORS - 0.3%
4,200	National Semiconductor Corp.	101,304

	SOFTWARE - 0.3%
200	Epicor Software Corp. *	2,500
8,800	Lawson Software, Inc. *	97,416
		99,916
	TELECOMMUNICATIONS - 0.7%
2,600	Atheros Communications, Inc. *	116,636
1,700	Hughes Communications, Inc. *	101,745
		218,381
	WATER - 0.4%
4,500	Pennichuck Corp.	127,485

	TOTAL COMMON STOCKS (Cost $2,698,247)	2,698,175

	EXCHANGE TRADED FUNDS - 14.1%^
	DEBT EXCHANGE TRADED FUNDS - 14.0%^
4,000	iShares Barclays TIPS Bond Fund	444,640
8,900	iShares iBoxx $ High Yield Corporate Bond Fund	826,365
550	iShares iBoxx Investment Grade Corporate Bond Fund	60,759
4,712	iShares JPMorgan USD Emerging Markets Bond Fund	508,849
3,500	iShares S&P National Municipal Bond Fund	356,615
16,624	PowerShares Emerging Markets Sovereign Debt Portfolio	444,027
6,402	PowerShares Fundamental High Yield Corporate Bond Portfolio	119,461
5,000	SPDR Barclays High Yield Bond ETF	204,500
27,000	SPDR DB International Government Inflation-Protected Bond ETF	1,713,420
		4,678,636
	EQUITY EXCHANGE TRADED FUNDS - 0.1%^
1,300	Guggenheim Frontier Markets ETF	30,095
	TOTAL EXCHANGE TRADED
	FUNDS (Cost $4,062,114)	4,708,731

Principal
	CORPORATE BONDS AND NOTES - 1.3%^
$ 130,000	Anheuser-Busch Co., 6.875% due 11/15/2019	156,682
50,000	Kinder Morgan Energy Partners LP, 9.000% due 2/1/2019	64,148
205,000	Wyeth, 6.000% due 2/15/2036	223,618
	TOTAL CORPORATE BONDS AND NOTES
	(Cost $398,749)	444,448

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.8%^
765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	854,283
182,135	Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	197,721
10,017	Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	10,869
49,090	Federal National Mortgage Association, Pool 950647, 5.500% due 8/1/2022	53,309
1,881,830	FGLMC Pool A86274, 4.500% due 5/1/2039	1,942,858
748,838	FNCI Pool 745418, 5.500% due 4/1/2036	808,049
785,624	FNCL Pool 257157, 4.000% due 3/1/2023	816,609
123,000	Freddie Mac, 5.000% due 11/13/2014	137,819
1,000,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	1,163,399
2,500,000	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	4,619,251
	TOTAL U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS (Cost $9,813,115)	10,604,167

	STRUCTURED NOTE - 12.8%^
2,750,000	Leveraged Structured Note - TVICER, 0.00% due 8/2/2011 * (Cost $2,750,000)	4,255,408

Shares
	SHORT-TERM INVESTMENTS - 25.3%^
8,436,393	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.19%** (Cost $8,436,393) ++	8,436,393

	TOTAL INVESTMENTS - 93.4% (Cost $28,158,618) (a)	$ 31,147,322
	OTHER ASSETS & LIABILITIES - 6.6%	2,213,996
	TOTAL NET ASSETS - 100.0%	$ 33,361,318

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ 3,022,119
	Unrealized Depreciation	(33,415)
	Net Unrealized Appreciation	$ 2,988,704
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.
^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.
+ 144A Security
++ All or a portion of this investment is a holding of the Northern Lights SPC

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS
(20)	US 10 Year Note June 2011
	(Underlying Face Amount at Value $2,422,820)	$ (45,156)
(18)	US Long Bond June 2011
	(Underlying Face Amount at Value $2,202,750)	(40,500)

	Net Unrealized Loss from Open Short Futures Contracts	$ (85,656)

		Unrealized
		Gain / (Loss)

	LONG INDEX SWAP CONTRACTS

Proprietary Industry Rotation Index April 2011,  Long Custom Equity Index Swap -  Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

	(Notional Amount $6,088,024)	$ 181,616

Proprietary Mean Reversion Index April 2011, Long Custom Equity Index Swap -  Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

	(Notional Amount $6,087,115)	154,578

Proprietary Value Index April 2011, Long Custom Equity Index Swap -Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

	(Notional Amount $4,919,036)	138,293

	Unrealized Gain from Long Index Swap Contracts	$ 474,487

		Unrealized
		Gain / (Loss)
	SHORT INDEX SWAP CONTRACTS

Proprietary Industry Rotation Index April 2011, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 65 bps vs. appreciation of index plus dividends

	(Notional Amount $4,058,373)	$ (34,987)

Proprietary Mean Reversion Index April 2011, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 55 bps vs. appreciation of index plus dividends

	(Notional Amount $4,056,104)	(97,873)

Proprietary Value Index April 2011, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 55 bps vs. appreciation of index plus dividends

	(Notional Amount $2,891,562)	(76,363)

	Unrealized Loss from Short Index Swap Contracts	$ (209,223)

	Total Net Unrealized Gain from Index Swap Contracts	$ 265,264

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,698,175	$ -	$ -	$ 2,698,175
Exchange Traded Funds	4,708,731	-	-	4,708,731
Open Swaps Contracts	-	474,487	-	474,487
Structured Notes	-	4,255,408	-	4,255,408
U.S. Government and Agency Obligations	-	10,604,167	-	10,604,167
Corporate Bonds and Notes	-	444,448	-	444,448
Short-Term Investments	8,436,393	-	-	8,436,393
Total	$ 15,843,299	$ 15,778,510	$ -	$ 31,621,809
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 209,223	$ -	$ 209,223
Variation Margin-Open Futures Contracts	8,250	-	-	8,250
Total	$ 8,250	$ 209,223	$ -	$ 217,473

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Alternative Solutions Fund ("AASF") with Northern Lights SPC ("AAS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AAS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AASF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AASF's investment objectives and policies.

AAS-CFC utilizes commodity based derivative products to facilitate AASF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AASF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AASF Prospectus.

A summary of the AASF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2011	% of Fund Net Assets at April 30, 2011
AAS-CFC	11/6/09	$1,648,112	4.94%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/28/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/28/11